CONTRACTUAL COMMITMENTS AND GUARANTEES - Contractual commitments (Details) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Maturity analysis for contractual commitment
Total nominal values	R$ 5,413,331	[1]
Provision of security services with Telefónica Cybersecurity Tech, S.L.U.	1,181,762
2026
Maturity analysis for contractual commitment
Total nominal values	938,432
2027
Maturity analysis for contractual commitment
Total nominal values	838,722
2028
Maturity analysis for contractual commitment
Total nominal values	860,588
2029
Maturity analysis for contractual commitment
Total nominal values	840,328
2030
Maturity analysis for contractual commitment
Total nominal values	360,794
2031 onwards
Maturity analysis for contractual commitment
Total nominal values	R$ 1,574,467

[1]	Includes R$1,181,762, referring to contracts for the provision of security services with Telefónica Cybersecurity Tech, S.L.U. (“CyberCo”) and its subsidiaries, companies of the Telefónica Group.